LEASE - Right-of-use leased asset (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Right-of-use leased asset
Book value at the beginning of the period/year	$ 12,144,026
Depreciation of the period/year	2,816,343	$ 826,413
Book value at the end of the period/year	13,614,782		$ 12,144,026
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period/year	15,828,032	3,688,150	3,688,150
Additions of the period/year	970,131		10,429,919
Additions from business combination	3,005,000
Disposals	(61,804)		0
Exchange differences	345,534		1,709,963
Book value at the end of the period/year	20,086,893		15,828,032
Depreciation
Right-of-use leased asset
Book value at the beginning of the period/year	(3,684,006)	$ (2,360,490)	(2,360,490)
Disposals	(122,871)		0
Exchange differences	94,633		65,978
Depreciation of the period/year	2,816,343		1,257,538
Book value at the end of the period/year	$ (6,472,111)		$ (3,684,006)